MODERN WOODMEN OF AMERICA

Modern Woodmen of America Variable Annuity Account

Supplement Dated February 10, 2022

to the

Prospectus, Summary Prospectus for New Investors and Updating Summary Prospectus

for

Individual Flexible Premium Deferred Variable Annuity Certificate

(Dated May 1, 2021)

This Supplement provides information regarding the individual flexible premium deferred variable annuity certificate (“Certificate”) prospectus, summary prospectus for new investors and updating summary prospectus.  Please read this Supplement carefully and retain it with your Certificate prospectuses for future reference.

The following changes relate to “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1-A-11 in the prospectus and at pages 15-23 in the updating summary prospectus, and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages 7-16 in the summary prospectus for new investors.

The existing entries for American Century Investments – VP Capital Appreciation Fund, American Century Investments – VP Mid Cap Value Fund, BNY Mellon Variable Investment Fund – Growth and Income Portfolio—Initial Share Class, BNY Mellon Variable Investment Fund – Opportunistic Small Cap Portfolio—Initial Share Class, T. Rowe Price Equity Series, Inc. – Moderate Allocation Portfolio and T. Rowe Price International Series, Inc. – International Stock Portfolio are deleted and replaced with the following:

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses Ratio*	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Long-term capital growth by investing primarily in mid-sized U.S. companies	American Century Investments VP Capital Appreciation Fund Adviser: American Century Investment Management, Inc.	0.92%*	42.46%	18.12%	13.66%
Long-term capital growth with income as a secondary objective	American Century Investments VP Mid Cap Value Fund Adviser: American Century Investment Management, Inc.	0.76%*	1.21%	9.34%	10.42%
Long-term capital growth, current income and growth of income consistent with reasonable investment risk	BNY Mellon BNY Mellon Variable Investment Fund: Growth and Income Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.80%*	24.63%	15.11%	13.50%
Capital growth	BNY Mellon BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.85%	19.89%	11.52%	10.21%
Highest total return over time consistent with an emphasis on both capital appreciation and income	T. Rowe Price Equity Series, Inc Moderate Allocation Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited	0.86%*	14.54%	10.24%	8.77%

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses Ratio*	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies	T. Rowe Price International Series, Inc. International Stock Portfolio Adviser: T. Rowe Price Associates, Inc.	0.95%*	14.45%	10.38%	6.56%

* These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

Effective March 7, 2022, the existing entries for T. Rowe Price Equity Series, Inc – Mid-Cap Growth Portfolio and T. Rowe Price Equity Series, Inc – Moderate Allocation Portfolio are deleted and replaced with the following:

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses Ratio*	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Long-term capital appreciation by investing primarily in mid-cap stocks with the potential for above-average earnings growth	T. Rowe Price Equity Series, Inc Mid-Cap Growth Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.84%*	23.80%	16.12%	14.61%
Highest total return over time consistent with an emphasis on both capital appreciation and income	T. Rowe Price Equity Series, Inc Moderate Allocation Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited and T. Rowe Price Investment Management, Inc.	0.86%*	14.54%	10.24%	8.77%

* These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

*  *  *  *  *

If you have any questions regarding this Supplement, please contact your registered representative or our Variable Product Administrative Center toll free at 1-866-628-6776.